Average Annual Total Returns - FidelityAdvisorDiversifiedStockFund-AMCIZPRO - FidelityAdvisorDiversifiedStockFund-AMCIZPRO - Fidelity Advisor Diversified Stock Fund	Nov. 29, 2024
Fidelity Advisor Diversified Stock Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	20.52%
Past 5 years	14.89%
Past 10 years	10.60%
Fidelity Advisor Diversified Stock Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	19.57%
Past 5 years	12.92%
Past 10 years	8.65%
Fidelity Advisor Diversified Stock Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	12.81%
Past 5 years	11.71%
Past 10 years	8.16%
Fidelity Advisor Diversified Stock Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	25.74%
Past 5 years	15.20%
Past 10 years	10.44%
Fidelity Advisor Diversified Stock Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	23.02%
Past 5 years	15.04%
Past 10 years	10.45%
Fidelity Advisor Diversified Stock Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	28.14%
Past 5 years	16.49%
Past 10 years	11.48%
Fidelity Advisor Diversified Stock Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	28.32%
Past 5 years	16.62%
Past 10 years	11.61%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%